SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements [Line Items]
Minimum proportion of voting rights necessary to determine control of a subsidiary	50.00%
Impairment of exploration and evaluation assets		$ 0	$ 0	$ 2,300,000